Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2014 and 2013:

(in thousands)	Estimated useful life (in years)	2014	2013
Land	—	$15,653	$17,172
Buildings and improvements	2-40	300,131	301,069
Machinery and equipment	3-10	244,906	232,097
Computer software	2-10	102,835	103,965
Furniture and office equipment	1-13	86,556	86,326
Construction in progress	—	70,575	97,093
		820,656	837,722
Less: Accumulated depreciation and amortization		(392,563)	(392,678)
Property, plant and equipment, net		$428,093	$445,044